Consolidated Variable Interest Entities Consolidated Variable Interest Entities - Consolidated Balance Sheets (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Variable Interest Entity [Line Items]
Finance Lease, Liability	$ 260
Cash and cash equivalents	635	$ 403	$ 570
Accounts receivable, net of allowance for doubtful accounts	1,190	1,150	1,005
Property, Plant and Equipment, Net	418	367	353
Deferred income tax assets	146	90	111
Other	222	239	291
Accounts payable, accrued expenses and other	1,657	1,530	1,416
Long-term Debt and Capital Lease Obligations	7,772	7,266	6,556
Other	876	863	920
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Variable Interest Entity [Line Items]
Finance Lease, Liability	186	187
Cash and cash equivalents	72	71	73
Accounts receivable, net of allowance for doubtful accounts		15	16
Property, Plant and Equipment, Net	73	68	57
Deferred income tax assets	51	53	56
Other	61	58	57
Accounts payable, accrued expenses and other	52	41	43
Long-term Debt	204	205
Long-term Debt and Capital Lease Obligations		205	212
Other	$ 15	$ 15	$ 13